JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.6%
Fixed Income — 62.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	130,053	1,357,755
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	85,492	625,802
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,477	42,296
JPMorgan Government Bond Fund Class R6 Shares (a)	4,193	40,750
JPMorgan High Yield Fund Class R6 Shares (a)	24,360	160,533
JPMorgan Income Fund Class R6 Shares (a)	32,037	275,838
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,647	81,717
Total Fixed Income		2,584,691
International Equity — 3.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	837	33,805
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,098	43,595
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	547	22,177
JPMorgan International Equity Fund Class R6 Shares (a)	1,813	41,712
Total International Equity		141,289
U.S. Equity — 19.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,585	94,869
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,254	122,370
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,210	69,808
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,017	58,966
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	351	18,685
JPMorgan Small Cap Value Fund Class R6 Shares (a)	712	20,878
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,306	150,538
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,011	100,506
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,986	97,291
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,325	93,190
Total U.S. Equity		827,101
Total Investment Companies (Cost $3,124,002)		3,553,081
Exchange-Traded Funds — 13.3%
Fixed Income — 5.6%
JPMorgan Limited Duration Bond ETF (a)	4,444	233,180
Fixed Income Funds — 1.0%
JPMorgan Flexible Debt ETF (a)	824	41,391
International Equity — 5.8%
JPMorgan Global Select Equity ETF (a)	941	63,771
JPMorgan International Research Enhanced Equity ETF (a)	2,404	176,810
Total International Equity		240,581
U.S. Equity — 0.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	610	38,703
Total Exchange-Traded Funds (Cost $439,859)		553,855

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $48,127)	48,127	48,127
Total Investments — 100.1% (Cost $3,611,988)		4,155,063
Liabilities in Excess of Other Assets — (0.1)%		(4,985)
NET ASSETS — 100.0%		4,150,078

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,155,063	$—	$—	$4,155,063

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,304,602	$59,478	$19,651	$(2,525)	$15,851	$1,357,755	130,053	$13,918	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	601,403	25,250	7,787	(1,392)	8,328	625,802	85,492	7,734	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,669	610	2,441	(626)	2,084	42,296	6,477	610	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,778	—	—	—	4,027	33,805	837	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	39,315	—	—	—	4,280	43,595	2,098	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	90,724	2,877	3,257	66	4,459	94,869	3,585	418	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	21,772	—	—	—	405	22,177	547	—	—
JPMorgan Flexible Debt ETF (a)	—	41,009	—	—	382	41,391	824	—	—
JPMorgan Global Select Equity ETF (a)	60,544	—	—	—	3,227	63,771	941	—	—
JPMorgan Government Bond Fund Class R6 Shares (a)	39,993	339	—	—	418	40,750	4,193	339	—
JPMorgan High Yield Fund Class R6 Shares (a)	158,990	2,613	2,035	(202)	1,167	160,533	24,360	2,613	—
JPMorgan Income Fund Class R6 Shares (a)	260,973	14,208	—	—	657	275,838	32,037	4,030	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,750	2,049	1,221	15	1,119	41,712	1,813	—	—
JPMorgan International Research Enhanced Equity ETF (a)	169,564	6,186	5,697	93	6,664	176,810	2,404	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	116,686	—	4,885	2,719	7,850	122,370	1,254	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	66,429	2,340	3,282	144	4,177	69,808	3,210	290	—
JPMorgan Limited Duration Bond ETF (a)	232,091	—	—	—	1,089	233,180	4,444	2,349	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	58,006	—	1,642	350	2,252	58,966	1,017	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	78,454	2,914	—	—	349	81,717	8,647	891	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	36,903	—	825	127	2,498	38,703	610	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,304	410	—	—	(29)	18,685	351	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,021	74	1,239	147	1,875	20,878	712	74	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	144,094	2,280	7,712	2,641	9,235	150,538	5,306	231	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	94,946	—	4,872	3,865	6,567	100,506	1,011	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	42,523	148,856	143,252	—	—	48,127	48,127	510	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	92,689	2,302	4,464	366	6,398	97,291	1,986	253	—

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$41,577	$514	$42,247	$(24)	$180	$—	—	$514	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	89,708	3,278	2,862	(22)	3,088	93,190	2,325	—	—
Total	$3,992,508	$317,587	$259,371	$5,742	$98,597	$4,155,063		$34,774	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.